Related Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 427,656	$ 319,883
Investment income, receivable	$ 47
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	143,713	107,507
Total investments, at fair value	$ 3,000	$ 2,000
Investment, purchased, number of shares (in shares)	106,684
purchased cost	$ 1,000
Investment sold, number of shares (in shares)	70,478
Selling price	$ 1,000